[VEDDER PRICE LETTERHEAD] VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005
JOHN S. MARTEN 312-609-7753 jmarten@vedderprice.com

October 22, 2010

Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	DWS Advisor Funds (the “Registrant”); File No. 811-04760

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the registration and issuance of Class M shares of DWS RREEF Global Real Estate Securities Fund (“RREEF Global”), a series of the Registrant, in connection with the merger of DWS RREEF World Real Estate Fund, Inc. (formerly, DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.), a closed-end investment company (“RREEF World”) (File No. 811-22046) into RREEF Global.

It is currently expected that a special meeting of shareholders of RREEF World will be held on January 12, 2011.  Because of the holiday season at the end of December, management of RREEF World is making preparations to solicit as many proxies as possible prior to December 22, 2010.  Accordingly, RREEF World plans to mail the proxy materials to RREEF World shareholders on or about November 30, 2010.  To accommodate this schedule, we respectfully request to receive any comments you may have on this filing by November 15, 2010, or as soon as practicable thereafter.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (312) 609-7753.

Very truly yours, /s/John S. Marten

JSM/nas
Enclosures